Document and Entity Information	Mar. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2020
Registrant Name	MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Entity Central Index Key	0000860720
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 31, 2020
Document Effective Date	Mar. 31, 2020
Prospectus Date	Feb. 28, 2020
Morgan Stanley European Equity Fund Inc. | Class C | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	MSEEX
Morgan Stanley European Equity Fund Inc. | I | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	EUGDX
Morgan Stanley European Equity Fund Inc. | L | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	EUGCX
Morgan Stanley European Equity Fund Inc. | A | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	EUGAX
Global Fixed Income Opportunities Fund | Class IR | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	MFIRX
Global Fixed Income Opportunities Fund | Class C | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	MSIPX
Global Fixed Income Opportunities Fund | CLASS IS | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	MGFOX
Global Fixed Income Opportunities Fund | I | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINDX
Global Fixed Income Opportunities Fund | L | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINCX
Global Fixed Income Opportunities Fund | A | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINAX
Morgan Stanley Mortgage Securities Trust | Class IS | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MORGX
Morgan Stanley Mortgage Securities Trust | Class C | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MSMTX
Morgan Stanley Mortgage Securities Trust | I | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGDX
Morgan Stanley Mortgage Securities Trust | L | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGCX
Morgan Stanley Mortgage Securities Trust | A | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGAX